INVESTMENTS IN EQUITY ACCOUNTED INVESTEES (Tables)	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Disclosure of interests in joint ventures

	Ownership Interest at December 31 (percent)		Share of Profit from Equity Investments		Investment in Equity Accounted Investees at December 31
			For the years ended December 31
($ millions)	2024	2023	2024	2023	2024	2023
PGI	60	60	227	226	3,740	3,894
Alliance	100	50	42	109	—	2,427
Aux Sable	100	42.7 - 50	33	(16)	—	362
Cedar LNG	49.9	49.9	22	(9)	430	202
Other(1)	50 - 75	50 - 75	4	6	97	102
Total			328	316	4,267	6,987
(1)    Other includes Pembina's interest in CKPC, Grand Valley, Fort Corp, and ACG. On December 31, 2023, CKPC was dissolved.

For the year ended December 31, 2024 ($ millions)	PGI	Alliance(1)	Aux Sable(1)	Cedar LNG	Other(3)
Earnings and Comprehensive Income
Revenue	1,676	252	329	—	44
Expenses	(522)	(81)	(238)	(3)	(20)
Depreciation and amortization	(368)	(40)	(13)	—	(14)
Interest expense	(253)	(11)	—	—	(1)
Finance costs and other	(39)	2	—	47	(1)
Income tax expense	(122)	—	—	—	—
Earnings	372	122	78	44	8
Earnings attributable to Pembina	227	42	33	22	4

As at December 31, 2024 ($ millions)	PGI	Alliance(2)	Aux Sable(2)	Cedar LNG	Other(3)
Statements of Financial Position
Cash and cash equivalents	—	—	—	79	4
Other current assets	501	—	—	3	5
Non-current assets	13,033	—	—	1,665	86
Current trade, other payables and provisions	210	—	—	7	3
Other current liabilities	47	—	—	—	3
Non-current trade, other payables and provisions	129	—	—	—	—
Other non-current liabilities	6,913	—	—	1,048	22
(1)    The accounting for the results of all Alliance, Aux Sable, and NRGreen businesses changed from the equity method of accounting to being fully consolidated and incorporated into Pembina's financial results commencing April 1, 2024. As such, the numbers presented reflect only the results for the three months ended March 31, 2024. Refer to Note 5 for further information.
(2)    As at December 31, 2024, Pembina holds 100 percent equity ownership in all Alliance, Aux Sable, and NRGreen businesses. Refer to Note 5 for further information.
(3)    Other includes Pembina's interest in Grand Valley, Fort Corp, and ACG.

For the year ended December 31, 2023 ($ millions)	PGI	Alliance	Aux Sable	Cedar LNG	Other(1)
Earnings and Comprehensive Income
Revenue	1,584	885	798	—	49
Expenses	(547)	(330)	(919)	(17)	(24)
Depreciation and amortization	(356)	(151)	(49)	—	(15)
Interest expense	(259)	(42)	(1)	—	(1)
Finance costs and other	(8)	7	—	—	(3)
Income tax expense	(67)	(1)	—	—	—
Earnings (loss)	347	368	(171)	(17)	6
Earnings (loss) attributable to Pembina	226	109	(16)	(9)	6

As at December 31, 2023 ($ millions)	PGI	Alliance	Aux Sable	Cedar LNG	Other(1)
Statements of Financial Position
Cash and cash equivalents	8	74	19	—	17
Other current assets	521	112	85	—	5
Non-current assets	12,342	1,532	696	161	92
Current trade, other payables and provisions	199	51	74	64	10
Other current liabilities	39	79	31	1	3
Non-current trade, other payables and provisions	102	8	—	—	—
Other non-current liabilities	6,032	810	123	—	25
(1)    Other includes Pembina's interest in Ruby, CKPC, Grand Valley, Fort Corp, and ACG. Pembina owned a 50 percent convertible, cumulative preferred interest in Ruby which it sold on January 13, 2023. On December 31, 2023, CKPC was dissolved.

Summary of distributions from and contributions to equity accounted investees
The following table summarizes distributions from and contributions to Pembina's investments in equity accounted investees:

For the years ended December 31	Distributions(1)		Contributions
($ millions)	2024	2023	2024	2023
PGI	505	463	124	33
Alliance	80	279	5	20
Aux Sable	31	70	1	163
Cedar LNG	—	—	241	41
Other(2)	10	7	—	14
Total	626	819	371	271
(1)    Distributions exclude returns of capital. In 2024, Pembina received an incremental $63 million from Cedar LNG as a return of capital (2023: $61 million from PGI).
(2)    Other includes Pembina's interest in CKPC, Grand Valley, Fort Corp, and ACG. On December 31, 2024, CKPC was dissolved.

Schedule of sensitivity analysis in key assumptions for goodwill impairment	The following table provides sensitivities to reasonably possible changes in each estimate that could result in an impairment of PGI's goodwill.

	Actual	Change required for impairment (percent)
Key assumptions used
Average annual pre-tax cash flow ($ millions)(1)	1,232	6.0
After-tax discount rate (percent)	7.6	0.6
Long-term growth rate (percent)	1.4	0.7
(1)    Average annual forecasted pre-tax cash flows represent 100 percent of PGI's forecasted cash flows.